Intangible Assets Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY
Intangible Assets [Line Items]
Finite lived intangible assets, impairment loss		10,910			$ 1,751	10,910
Amortization expenses recorded in cost of revenues	$ 3,785	23,583	19,686	10,499